John Hancock Asset Allocation Portfolios

Supplement to the Class A, B and C Shares Prospectus

dated March 1, 2006, as revised August 1, 2006

John Hancock Allocation Core Portfolio

Effective August 31, 2006, in the “Underlying Funds” section, the “Portfolio Managers” section on page 10 for John Hancock Strategic Income Fund is deleted and replaced with the following:

Portfolio Managers

Daniel S. Janis, III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans
Joined fund team in 2006
Analysis of global economic conditions

In addition, on page 24 of the above prospectus, the Management Biography for Frederick L. Cavanaugh, Jr. is deleted.

AA0PS6	8/06	August 9, 2006

John Hancock Asset Allocation Portfolios

Supplement to the Class R Shares Prospectus

dated March 1, 2006, as revised August 1, 2006

John Hancock Allocation Core Portfolio

Effective August 31, 2006, in the “Underlying Funds” section, the “Portfolio Managers” section on page 10 for John Hancock Strategic Income Fund is deleted and replaced with the following:

Portfolio Managers

Daniel S. Janis, III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans
Joined fund team in 2006
Analysis of global economic conditions

In addition, on page 21 of the above prospectus, the Management Biography for Frederick L. Cavanaugh, Jr. is deleted.

AARPS4	8/06	August 9, 2006

John Hancock Retirement Funds

Supplement to the Class R Shares Prospectus

dated March 1, 2006

John Hancock Strategic Income Fund

Effective August 31, 2006, the “Portfolio Managers” section on page 15 is deleted and replaced with the following:

Portfolio Managers

Daniel S. Janis, III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans
Joined fund team in 2006
Analysis of global economic conditions

In addition, on page 27 of the above prospectus, the Management Biography for Frederick L. Cavanaugh, Jr. is deleted.

MFRPS9	8/06	August 9, 2006

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

John Hancock Allocation Core Portfolio

dated March 1, 2006

The following sections of the “Additional Information About the Fund’s Portfolio Managers” disclosure have been changed to reflect the deletion of Frederick L. Cavanaugh, Jr. from the Strategic Income Fund’s portfolio management team.

ADDITIONAL INFORMATION ABOUT THE STRATEGIC INCOME FUND’S PORTFOLIO MANAGERS

The “Other Accounts the Portfolio Managers are Managing” section has been deleted and replaced with the following:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. With respect to Strategic Income Fund, all information on the number of accounts and total assets in the table for Mr. Janis is as of May 31, 2005. The information in the table for Mr. Iles and Mr. Evans, who both recently joined the portfolio management team, is as of September 1 2005 and December 31, 2005, respectively. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

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PORTFOLIO MANAGER NAME	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
Daniel S. Janis, III

Other Registered Investment Companies: Two (2) funds with total assets of approximately $50 million.

Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total assets of approximately $21.6 million.

John F. Iles

Other Registered Investment Companies: Two (2) funds with total assets of approximately $55 million.

Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total assets of approximately $21.8 million.

Barry H. Evans, CFA

Other Registered Investment Companies: Twelve (12) funds with total assets of approximately $4.8 billion.

Other Pooled Investment Vehicles: One (1) account with total new assets of approximately $41.7 million.

Other Accounts: One thousand sixty (1,060) accounts with total assets of approximately $5.4 billion.

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The Adviser and Sub-Adviser do not receive a fee based upon the investment performance of any of the accounts included under “Other Accounts Managed by the Portfolio Managers” in the table above, except that with respect to Mr. Evans, the Sub-Adviser receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $404.0 million as of December 31, 2005.

The “Share Ownership by Portfolio Managers” section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of May 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

<PRE>

Portfolio Manager	Range of Beneficial Ownership
Daniel S. Janis, III	E
John F. Iles*	A
Barry Evans*	A

</PRE>

*Information for Mr. Iles and Mr. Evans, who both recently joined the portfolio management team, is as of September 1, 2005, and December 31, 2005, respectively.

94SAIS2	8/06	August 9, 2006